Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 23, 2012
Schedule of Convertible Preferred Stock

A schedule of convertible preferred stock is as follows:

SERIES	NUMBER	DATE OF ISSUANCE	ORIGINAL	DIVIDEND PAID
Series A	9,062,741	November 2006	$25,000	$15,868
Series B	986,831	November 2006	2,722	1,728
Series X	607,680	May 2010	5,000	1,064

Total Preferred	10,657,252		32,722	18,660
Common Stock	208,505	various	914	350

Total Capital Stock	10,865,757		$33,636	$19,010